Segment, Geographic and Other Information - Summary of Operating Segments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total segment revenue	₩ 59,913,607	₩ 57,925,837	₩ 58,568,082
Intersegment revenue	0	0	0
Revenue from external customers	59,913,607	57,925,837	58,568,082
Depreciation and amortisation	11,938,272	11,548,019	11,128,740
Interest income	221,874	242,586	268,118
Interest expense	1,914,457	1,995,425	2,046,811
Employee benefit expense	511,942	492,288	725,120
Loss on abandonment of property, plant and equipment	207,934	255,346	364,233
Increase in provisions, net	2,466,452	1,832,765	2,301,215
Operating profit (loss)	(5,736,635)	4,096,620	(1,707,527)
Finance income	1,402,614	1,510,249	1,009,706
Finance expense	(3,245,777)	(2,896,443)	(2,782,156)
Profit (loss) related to associates and joint ventures	494,584	281,107	214,138
Profit (loss) before income tax	(7,085,214)	2,991,533	(3,265,838)
Segment assets	211,108,870	203,142,111
Investments in associates and joint ventures	7,471,384	6,170,533
Acquisition of non-current assets	12,781,634	13,401,665
Segment liabilities	145,797,021	132,475,265
Operating segments
Disclosure of operating segments [line items]
Profit (loss) related to associates and joint ventures	494,584	281,107	214,139
Segment assets	252,045,653	241,913,304
Investments in associates and joint ventures	7,471,384	6,170,533
Acquisition of non-current assets	12,793,635	13,432,396
Segment liabilities	148,745,359	133,818,362
Operating segments | Transmission and distribution
Disclosure of operating segments [line items]
Total segment revenue	58,999,388	57,345,933	58,328,372
Intersegment revenue	1,672,776	1,224,602	1,336,725
Revenue from external customers	57,326,612	56,121,331	56,991,647
Depreciation and amortisation	3,990,464	3,836,355	3,814,428
Interest income	36,831	48,220	73,478
Interest expense	678,986	737,973	777,120
Employee benefit expense	193,412	190,302	298,144
Loss on abandonment of property, plant and equipment	202,262	236,727	350,865
Increase in provisions, net	1,194,643	731,194	987,828
Operating profit (loss)	(7,244,319)	3,045,912	(2,568,529)
Profit (loss) related to associates and joint ventures	391,116	169,176	140,757
Segment assets	115,578,517	113,115,667
Investments in associates and joint ventures	4,700,863	4,204,090
Acquisition of non-current assets	6,754,298	6,535,380
Segment liabilities	68,531,927	59,772,046
Operating segments | Electric power generation (Nuclear)
Disclosure of operating segments [line items]
Total segment revenue	9,324,391	9,938,941	8,937,026
Intersegment revenue	9,207,516	9,817,147	8,908,803
Revenue from external customers	116,875	121,794	28,223
Depreciation and amortisation	3,611,594	3,564,120	3,227,695
Interest income	22,209	25,581	37,277
Interest expense	477,512	503,485	511,864
Employee benefit expense	86,730	86,672	132,283
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	680,358	691,052	672,134
Operating profit (loss)	762,164	1,168,833	782,511
Profit (loss) related to associates and joint ventures	(18,146)	(4,905)	(5,497)
Segment assets	64,628,651	61,850,865
Investments in associates and joint ventures	141,885	116,867
Acquisition of non-current assets	1,959,479	2,419,939
Segment liabilities	38,361,337	35,652,467
Operating segments | Electric power generation (Non-nuclear)
Disclosure of operating segments [line items]
Total segment revenue	25,837,982	20,329,611	24,254,957
Intersegment revenue	24,518,167	19,552,376	23,472,153
Revenue from external customers	1,319,815	777,235	782,804
Depreciation and amortisation	4,178,520	4,034,024	3,955,333
Interest income	22,226	20,843	35,626
Interest expense	624,391	622,346	655,466
Employee benefit expense	121,020	112,775	163,626
Loss on abandonment of property, plant and equipment	5,672	17,679	13,364
Increase in provisions, net	285,152	346,195	766,407
Operating profit (loss)	364,572	(172,884)	551,287
Profit (loss) related to associates and joint ventures	109,765	115,096	77,641
Segment assets	57,304,296	54,531,155
Investments in associates and joint ventures	2,575,019	1,807,409
Acquisition of non-current assets	3,331,813	3,758,795
Segment liabilities	35,803,289	33,292,680
Operating segments | Plant maintenance & engineering service
Disclosure of operating segments [line items]
Total segment revenue	2,805,785	2,703,472	2,627,539
Intersegment revenue	2,370,900	2,283,333	2,254,841
Revenue from external customers	434,885	420,139	372,698
Depreciation and amortisation	121,493	119,056	125,546
Interest income	9,515	11,789	14,214
Interest expense	933	1,250	2,861
Employee benefit expense	94,269	101,255	124,745
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	213,500	230,264	124,242
Operating profit (loss)	245,360	197,553	312,341
Profit (loss) related to associates and joint ventures	11,849	1,740	1,237
Segment assets	3,672,366	3,492,571
Investments in associates and joint ventures	53,617	42,167
Acquisition of non-current assets	110,330	141,226
Segment liabilities	1,086,926	1,061,949
Operating segments | Others
Disclosure of operating segments [line items]
Total segment revenue	2,010,843	1,582,001	1,049,324
Intersegment revenue	1,295,423	1,096,663	656,614
Revenue from external customers	715,420	485,338	392,710
Depreciation and amortisation	158,952	122,092	127,364
Interest income	158,680	167,005	141,262
Interest expense	162,345	162,843	134,248
Employee benefit expense	52,698	50,889	18,409
Loss on abandonment of property, plant and equipment	0	940	4
Increase in provisions, net	2,981	3,711	2,408
Operating profit (loss)	200,363	148,393	(489,585)
Profit (loss) related to associates and joint ventures	0	0	0
Segment assets	10,861,823	8,923,046
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	637,715	577,056
Segment liabilities	4,961,880	4,039,220
Material reconciling items
Disclosure of operating segments [line items]
Total segment revenue	(39,064,782)	(33,974,121)	(36,629,136)
Intersegment revenue	(39,064,782)	(33,974,121)	(36,629,136)
Revenue from external customers	0	0	0
Depreciation and amortisation	(122,751)	(127,628)	(121,626)
Interest income	(27,587)	(30,852)	(33,739)
Interest expense	(29,710)	(32,472)	(34,748)
Employee benefit expense	(36,187)	(49,605)	(12,087)
Loss on abandonment of property, plant and equipment	0	0	0
Increase in provisions, net	89,818	(169,651)	(251,804)
Operating profit (loss)	(64,775)	(291,187)	(295,552)
Profit (loss) related to associates and joint ventures	0	0	₩ 0
Segment assets	(40,936,783)	(38,771,193)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(12,001)	(30,731)
Segment liabilities	(2,948,338)	(1,343,097)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Segment assets	(41,701,400)	(39,762,888)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	(12,001)	(30,731)
Segment liabilities	(8,101,011)	(6,749,728)
Equity method adjustment
Disclosure of operating segments [line items]
Segment assets	1,866,554	1,372,001
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	0	0
Deferred taxes
Disclosure of operating segments [line items]
Segment assets	1,881	47,664
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	5,248,627	5,417,629
Others
Disclosure of operating segments [line items]
Segment assets	(1,103,818)	(427,970)
Investments in associates and joint ventures	0	0
Acquisition of non-current assets	0	0
Segment liabilities	₩ (95,954)	₩ (10,998)